DERIVATIVES ACTIVITIES - Derivative Notionals (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Net Investment Hedging
Derivatives
Derivative notionals	$ 1,825	$ 2,102
Hedging instruments under ASC 815
Derivatives
Derivative notionals	227,616	263,763
Hedging instruments under ASC 815 | Interest rate contracts
Derivatives
Derivative notionals	151,428	166,576
Hedging instruments under ASC 815 | Interest rate swaps
Derivatives
Derivative notionals	151,331	166,576
Hedging instruments under ASC 815 | Interest rate futures and forwards
Derivatives
Derivative notionals	97	0
Hedging instruments under ASC 815 | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Interest rate contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Foreign exchange contracts
Derivatives
Derivative notionals	76,006	96,398
Hedging instruments under ASC 815 | Foreign exchange swaps
Derivatives
Derivative notionals	19,042	23,007
Hedging instruments under ASC 815 | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	56,964	72,124
Hedging instruments under ASC 815 | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	0	448
Hedging instruments under ASC 815 | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	0	819
Hedging instruments under ASC 815 | Equity contracts
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other contracts
Derivatives
Derivative notionals	182	789
Hedging instruments under ASC 815 | Commodity and other swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other futures and forwards
Derivatives
Derivative notionals	182	789
Hedging instruments under ASC 815 | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Trading derivatives
Derivatives
Derivative notionals	45,753,242	47,612,050
Other derivative instruments, Trading derivatives | Interest rate contracts
Derivatives
Derivative notionals	31,699,124	34,998,356
Other derivative instruments, Trading derivatives | Interest rate swaps
Derivatives
Derivative notionals	19,145,250	22,208,794
Other derivative instruments, Trading derivatives | Interest rate futures and forwards
Derivatives
Derivative notionals	6,864,276	6,868,340
Other derivative instruments, Trading derivatives | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	2,921,070	3,033,617
Other derivative instruments, Trading derivatives | Interest rate contract options | Purchased
Derivatives
Derivative notionals	2,768,528	2,887,605
Other derivative instruments, Trading derivatives | Foreign exchange contracts
Derivatives
Derivative notionals	11,153,563	9,586,816
Other derivative instruments, Trading derivatives | Foreign exchange swaps
Derivatives
Derivative notionals	5,492,145	4,765,687
Other derivative instruments, Trading derivatives | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	3,251,132	2,563,649
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	1,194,325	1,125,664
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	1,215,961	1,131,816
Other derivative instruments, Trading derivatives | Equity contracts
Derivatives
Derivative notionals	800,572	778,636
Other derivative instruments, Trading derivatives | Equity swaps
Derivatives
Derivative notionals	192,366	180,963
Other derivative instruments, Trading derivatives | Equity futures and forwards
Derivatives
Derivative notionals	37,557	33,735
Other derivative instruments, Trading derivatives | Equity contract options | Written or Sold
Derivatives
Derivative notionals	304,579	298,876
Other derivative instruments, Trading derivatives | Equity contract options | Purchased
Derivatives
Derivative notionals	266,070	265,062
Other derivative instruments, Trading derivatives | Commodity and other contracts
Derivatives
Derivative notionals	357,560	315,734
Other derivative instruments, Trading derivatives | Commodity and other swaps
Derivatives
Derivative notionals	70,774	70,561
Other derivative instruments, Trading derivatives | Commodity and other futures and forwards
Derivatives
Derivative notionals	142,530	106,474
Other derivative instruments, Trading derivatives | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	74,627	72,648
Other derivative instruments, Trading derivatives | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	69,629	66,051
Other derivative instruments, Trading derivatives | Credit derivatives
Derivatives
Derivative notionals	1,742,423	1,932,508
Other derivative instruments, Trading derivatives | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	859,420	950,922
Other derivative instruments, Trading derivatives | Credit derivatives | Purchased
Derivatives
Derivative notionals	883,003	981,586
Other derivative instruments, Management hedges
Derivatives
Derivative notionals	135,802	125,193
Other derivative instruments, Management hedges | Interest rate contracts
Derivatives
Derivative notionals	90,237	74,571
Other derivative instruments, Management hedges | Interest rate swaps
Derivatives
Derivative notionals	47,324	28,969
Other derivative instruments, Management hedges | Interest rate futures and forwards
Derivatives
Derivative notionals	30,834	38,421
Other derivative instruments, Management hedges | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	4,759	2,606
Other derivative instruments, Management hedges | Interest rate contract options | Purchased
Derivatives
Derivative notionals	7,320	4,575
Other derivative instruments, Management hedges | Foreign exchange contracts
Derivatives
Derivative notionals	26,095	26,994
Other derivative instruments, Management hedges | Foreign exchange swaps
Derivatives
Derivative notionals	22,676	23,960
Other derivative instruments, Management hedges | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	3,419	3,034
Other derivative instruments, Management hedges | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity contracts
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity swaps
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity futures and forwards
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contracts
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other swaps
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other futures and forwards
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Credit derivatives
Derivatives
Derivative notionals	19,470	23,628
Other derivative instruments, Management hedges | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Credit derivatives | Purchased
Derivatives
Derivative notionals	$ 19,470	$ 23,628